COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Summary of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering	$ 0	$ 59,670,000	$ 59,670,000
Less: Proceeds allocated to public warrants and rights		(1,236,527)	(1,236,527)
Less: Redemption of common stock in connection with Trust extension			35,995,728
Plus: Accretion on common stock subject to possible redemption	(340,351)	$ (7,439,560)	(9,449,634)
Balance as of Ending	36,766,604
Common Stock Subject to Mandatory Redemption [Member]
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering			69,000,000
Less: Proceeds allocated to public warrants and rights			(1,236,527)
Offering costs allocated to common stock subject to possible redemption			(4,791,126)
Less: Redemption of common stock in connection with Trust extension			(35,995,728)
Plus: Accretion on common stock subject to possible redemption	340,351		9,449,634
Balance as of Ending	$ 36,766,604		$ 36,426,253